State Street Bank and Trust Company

Legal Administration Services Department

P.O. Box 5049

Boston, MA 02206-5049

November 3, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Munder Series Trust II (the “Trust”) (File Nos. 333-15205, 811-07897)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus dated October 31, 2006 for the Healthcare series of the Trust does not differ from that contained in Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 27, 2006, with a designated effective date of October 31, 2006.

If you have any questions, please contact me at (617) 662-3909.

Sincerely,

/s/ Ryan M. Louvar
Ryan M. Louvar
Vice President and Counsel

cc:	A. Eisenbeis
J. Kanter